TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE

15.	TRADE ACCOUNTS RECEIVABLE

Trade accounts receivable are presented net of allowances for doubtful accounts.  The provision for doubtful debts was $nil for both the years ended December 31, 2013 and 2012, respectively.